INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of reconciliation of reported tax expense

	For the years ended
	December 31,
	2021	2020	2019
Loss before income taxes	$(24,802,377)	$(29,219,098)	$(35,102,222)
Statutory tax rate	27.00%	27.00%	27.00%
Recovery of income taxes based on the combined Canadian federal and provincial statutory rates	(6,696,642)	(7,889,156)	(9,477,600)
Share-based remuneration	1,427,170	1,324,569	861,248
Unrealized gain on derivatives	(4,210,616)	(2,320,685)	—
Other permanent differences	1,461,840	(250,111)	190,097
Unrecognized deferred tax benefits	7,458,431	8,061,195	8,464,437
Difference in tax rates between foreign jurisdictions and Canada	646,509	550,131	(9,389)
Income tax (recovery)/ expense	$86,692	$(524,057)	$28,793

The significant increase in other permanent differences is due to the amortization of deferred loss on the 2020 and 2021 Financings.

Schedule of components of income tax expense

	For the years ended
	December 31,
	2021	2020	2019
Current tax	$86,692	$(524,057)	$28,793
Deferred tax	—	—	—
Income tax expense	$86,692	$(524,057)	$28,793

Schedule of the unrecognized deferred tax assets

	For the years ended
	December 31,
	2021	2020	2019
Investment tax credits	$464,888	$464,888	$464,888
Capital assets	3,376	4,287	7,392
Lease liability	123,211	224,249	194,528
Recognized deferred tax assets	$591,475	$693,424	$666,808
Set off of tax	(591,475)	(693,424)	(666,808)

Investment tax credits	$(464,888)	$(464,888)	$(464,888)
Capital assets	(3,376)	(4,287)	(7,392)
Right of use asset	(123,211)	(224,249)	(194,528)
Recognized deferred tax liabilities	$(591,475)	$(693,424)	$(666,808)
Set off of tax	$591,475	$693,424	$666,808

Schedule of unrecognized deductible temporary differences and unused tax losses for which no deferred tax asst is recognized

	For the years ended December 31,
	2021	2020	2019
Deductible temporary differences	$17,281,466	$10,616,227	$7,843,252
Unused tax credits	2,416,825	2,416,825	2,416,825
Tax losses	342,742,914	318,477,703	273,792,687
	$362,441,205	$331,510,755	$284,052,764

Schedule of Unused tax losses for the Company and their expiry dates

Expiration Date	Amount
2023	6,038,836
2024	6,906,649
2025	18,105,259
2026	32,396,580
2027	135,245,992
2028	33,339,203
2029	15,799,773
2030	22,792,671
2031	14,421,890

US losses	$18,232,480
Israel losses	$39,463,581
$342,742,914